Loans receivable, net of credit impairment losses	12 Months Ended
Dec. 31, 2020
14. Loans receivable, net of credit impairment losses

The total loans receivable are comprised of the following:

	As at December 31,
	2019	2020
	RMB’000	RMB’000

Loans receivable at amortized cost(1)	765,034	762,992
Accrued interest	273,923	377,983
Gross loans receivable	1,038,957	1,140,975
Less: Credit impairment losses	(423,773)	(478,792)
Loans receivable, net of credit impairment losses	615,184	662,183

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(1)  See Note 26 of Notes to the Consolidated Financial Statements, Section 8 for detailed disclosure.

The following table provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As at December 31,
	2019	2020
	RMB’000	RMB’000

Credit impairment losses as at January 1	397,297	423,773
Transfer from interest receivable credit impairment losses	1,782	-
Charge to statement of profit	24,694	55,264
Novated to a related party	-	(245)
Credit impairment losses as at December 31	423,773	478,792

The Group originates loans to customers located primarily in Wuhan City, Hubei Province. The Group’s headquarters, borrowers and operations are located in Wuhan, China, the epicenter for the COVID-19 pandemic. As a result of the COVID-19 outbreak which was first reported on December 31, 2019 in Wuhan, China, the Chinese government imposed a lockdown on the entire Hubei province, travel restrictions and quarantine, the Company’s borrowers and operations have been significantly disrupted. Further, all of our customers are located in Wuhan, China, as a result of the COVID-19 outbreak, government lockdown, travel restrictions, reduced economic activity and quarantines imposed by the Chinese government, our customers’ business operations, financial conditions and cash flows were materially adversely affected, which, in turn, materially adversely affected our collection of interest and principal on our loans to customers.

This geographic concentration of credit exposes the Group to a higher degree of risk associated with this economic region.